ALLIANCE MUNICIPAL TRUST -CONNECTICUT PORTFOLIO

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1997



STATEMENT OF NET ASSETS
JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MUNICIPAL BONDS-96.7%
           CONNECTICUT-77.1%
           AVON GO BAN
           Series '96
$  1,800   7/15/97                                 3.75%     $ 1,799,960
           BERLIN COUNTY
           FSA
     500   6/15/98                                 3.65          509,770
           CHESHIRE GO BAN
           Series '96
     500   8/08/97                                 3.50          500,352
   4,000   8/08/97                                 3.79        4,000,079
           CONNECTICUT DEVELOPMENT AUTHORITY
           (Independent Living)
           Series '90 VRDN(a)
   7,000   7/01/15                                 3.90        7,000,000
           CONNECTICUT DEVELOPMENT AUTHORITY
           (Rand Whitney Project)
           Series '93 AMT VRDN(a)
   3,000   8/01/23                                 3.75        3,000,000
           CONNECTICUT DEVELOPMENT AUTHORITY
           Res. Rec.: (Exeter Energy Project)
           Series '89B AMT VRDN(a)
   3,700   12/01/19                                4.15        3,700,000
           CONNECTICUT DEVELOPMENT AUTHORITY IDR
           (International Ice Cream Project)
           Series '86 AMT VRDN(a)
   1,200   12/01/06                                3.60        1,200,000
           CONNECTICUT DEVELOPMENT AUTHORITY IDR
           (Shelton Inn Ltd. Partnership)
           Series '86 AMT VRDN(a)
   3,900   12/01/11                                3.95        3,900,000
           CONNECTICUT DEVELOPMENT AUTHORITY IDR
           (Zotos International Project)
           Series '84 VRDN(a)
   2,655   12/01/04                                4.05        2,655,000
           CONNECTICUT DEVELOPMENT AUTHORITY PCR
           (Central Vermont Public Service)
           Series '85 VRDN(a)
   1,000   12/01/15                                3.55        1,000,000
           CONNECTICUT DEVELOPMENT AUTHORITY PCR
           (Connecticut Light and Power Co.)
           Series '93A VRDN(a)
   2,800   9/01/28                                 4.05        2,800,000
           CONNECTICUT DEVELOPMENT AUTHORITY PCR
           (Connecticut Light and Power Co.)
           Series '93B AMT VRDN(a)
   3,300   9/01/28                                 4.10        3,300,000
           CONNECTICUT DEVELOPMENT AUTHORITY PCR
           (Connecticut Light and Power Co.)
           Series '96A AMT VRDN(a) AMBAC
   4,600   5/01/31                                 4.10        4,600,000
           CONNECTICUT DEVELOPMENT AUTHORITY PCR
           (Western Mass. Electric Co.)
           Series '93A VRDN(a)
   4,100   9/01/28                                 3.95        4,100,000
           CONNECTICUT GO
     700   8/01/97                                 3.50          701,724
           CONNECTICUT GO
   1,000   6/15/98                                 3.70        1,012,080
           CONNECTICUT GO
   3,000   8/15/97                                 3.80        3,003,410
           CONNECTICUT GO
           (Cap. Appreciation College Svg.)
           Series '91B
   1,770   12/15/97                                3.80        1,739,966
           CONNECTICUT GO
           Series B
     400   3/15/98                                 4.00          400,811
           CONNECTICUT GO
           Series B
     200   5/01/98                                 4.05          201,854


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           CONNECTICUT HEFA
           (Connecticut State University System)
           AMBAC
$  1,865   11/01/97                                3.50%     $ 1,875,701
           CONNECTICUT HEFA
           (Pomfret School Issue)
           Series '95A VRDN(a)
   1,000   7/01/24                                 3.90        1,000,000
           CONNECTICUT SPECIAL ASSESSMENT
           UNEMPLOYMENT COMPENSATION
           Series '93C FGIC PPB(a)
  12,000   11/15/01                                3.90       12,000,000
           CONNECTICUT SPECIAL TAX OBLIGATION
           (Transportation Infrastructure)
           Series '90-1 VRDN(a)
   3,800   12/01/10                                4.10        3,800,000
           CONNECTICUT SPECIAL TAX OBLIGATION
           Series '87A Pre-Refunded
     650   9/01/97                                 3.55          666,865
           HARTFORD GO
           FSA
   1,250   12/15/97                                3.45        1,264,211
           MANCHESTER GO BAN
           Temporary Notes Lot B
   1,550   5/27/98                                 3.66        1,554,595
           MERIDEN GO
           Series '89
     775   7/15/97                                 3.75          775,672
           MONROE COUNTY
           Series '97 FGIC
     700   4/15/98                                 3.75          716,382
           NEW BRITAIN COUNTY
           AMBAC
     985   4/15/98                                 3.70        1,005,223
           SOUTH CENTRAL REGIONAL
           WATER AUTHORITY
           11th Series FGIC
     250   8/01/97                                 3.45          250,216
           STAMFORD HFA MFHR
           (Morgan Street Project)
           Series '94 AMT VRDN(a)
   1,600   8/01/24                                 4.20        1,600,000
           WILTON GO BAN
           Series '96
   1,500   8/21/97                                 3.70        1,500,060
                                                             ------------
                                                              79,133,931

           DELAWARE-2.3%
           DELAWARE ECONOMIC
           DEVELOPMENT AUTHORITY
           (Delmarva Power & Light)
           Series '93C VRDN(a)
   2,400   10/01/28                                4.20        2,400,000

           FLORIDA-1.8%
           HILLSBOROUGH COUNTY PCR
           (Tampa Electric Project)
           Series '93 AMT VRDN(a)
     700   11/01/20                                4.30          700,000
           JACKSONVILLE HOSPITAL REVENUE
           (University Medical Center Project)
           Series '88 VRDN(a)
   1,100   2/01/18                                 4.33        1,100,000
                                                             ------------
                                                               1,800,000

           MASSACHUSETTS-1.8%
           MASSACHUSETTS EDUCATIONAL
           FINANCE AUTHORITY
           (Trinity Funding)
           Series E AMT VRDN(a)
     800   7/01/15                                 4.25          800,000
           MASSACHUSETTS INDUSTRIAL
           FINANCE AGENCY
           (Groton School Project)
           Series '89 VRDN(a)
   1,000   6/01/19                                 4.00        1,000,000
                                                             ------------
                                                               1,800,000

           NEW YORK-6.3%
           MUNICIPAL ASSISTANCE CORPORATION
           Sub Series K-1 VRDN(a)
   3,700   7/01/08                                 4.05        3,700,000
           NEW YORK CITY IDA
           (Nippon Cargo Air Project)
           Series '92 AMT VRDN(a)
   1,000   11/01/15                                5.80        1,000,000


2



ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           PORT AUTHORITY OF NEW
           YORK AND NEW JERSEY
           (Versatile Structure)
           Series '96-5 VRDN(a)
$  1,800   8/01/24                                 4.10%     $ 1,800,000
                                                             ------------
                                                               6,500,000

           PENNSYLVANIA-1.2%
           EMMAUS GENERAL AUTHORITY
           Series '89 F-6 VRDN(a)
   1,200   3/01/24                                 4.30        1,200,000
           PUERTO RICO-6.2%
           PUERTO RICO GO TRAN
           Series '97A
   3,100   7/30/97                                 3.48        3,101,231
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '85 VRDN(a)
   2,400   12/01/15                                3.75        2,400,000
           PUERTO RICO INDUSTRIAL,
           MEDICAL, HIGHER
           EDUCATION & ENVIRONMENT
           (Ana G. Mendez Educ.
           Foundation Feagm Project)
           VRDN(a)
     900   12/01/15                                4.20          900,000
                                                             ------------
                                                               6,401,231

           Total Municipal Bonds
           (amortized cost $99,234,230)                       99,235,162

           COMMERCIAL PAPER-8.8%
           CONNECTICUT-2.9%
           CONNECTICUT HEFA
           (Yale University) Series S
   3,000   7/24/97                                 3.50        3,000,000

           NEW YORK-3.9%
           NEW YORK CITY MUNICIPAL WATER
           AUTHORITY FINANCE
           Series 4
   4,000   10/09/97                                3.80        4,000,000

           PUERTO RICO-2.0%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '96
   2,000   7/14/97                                 3.85        2,000,000

           Total Commercial Paper
           (amortized cost $9,000,000)                         9,000,000

           TOTAL INVESTMENTS-105.5%
           (amortized cost $108,234,230)                     108,235,162
           Other assets less liabilities-(5.5%)               (5,623,190)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           102,640,632 shares outstanding)                  $102,611,972


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC American municipal bond assurance corporation
     AMT   Alternative minimum tax
     BAN   Bond anticipation note
     FGIC  Financial guaranty insurance company
     FSA   Financial security assurance
     GO    General obligation
     HEFA  Health & educational facility authority
     HFA   Housing finance agency/authority
     IDA   Industrial development authority
     IDR   Industrial development revenue
     MFHR  Multi-family housing revenue
     PCR   Pollution control revenue
     TRAN  Tax & revenue anticipation note

     See notes to financial statements.


3



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $3,597,848

EXPENSES
  Advisory fee (Note B)                               $  511,334
  Distribution assistance and administrative
    service (Note C)                                     387,796
  Transfer agency (Note B)                                89,959
  Custodian fees                                          75,996
  Registration expense                                    20,119
  Audit and legal fees                                    17,641
  Printing                                                13,220
  Trustees' fees                                           2,710
  Miscellaneous                                            9,275
  Total expenses                                       1,128,050
  Less: expense reimbursement and fee waiver            (309,916)
  Net expenses                                                         818,134
  Net investment income                                              2,779,714

UNREALIZED LOSS ON INVESTMENTS
  Net change in unrealized appreciation of investments                    (267)

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $2,779,447


See notes to financial statements.


4



STATEMENT OF CHANGES
IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

                                                     YEAR ENDED     YEAR ENDED
                                                    JUNE 30,1997   JUNE 30,1996
                                                   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  2,779,714    $ 2,415,694
  Net change in unrealized appreciation of
    investments                                            (267)         1,199
  Net increase in net assets from operations          2,779,447      2,416,893

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (2,779,714)    (2,415,694)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                               6,799,768     19,820,540
  Total increase                                      6,799,501     19,821,739

NET ASSETS
  Beginning of year                                  95,812,471     75,990,732
  End of year                                      $102,611,972    $95,812,471


See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing eight classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"), Alliance Municipal Trust-New Jersey Portfolio, Alliance Muncipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, the Portfolio, pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1997 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the year ended June 30, 1997 for expenses exceeding .80 of 1% of its average daily net assets. For the year ended June 30, 1997, the reimbursement amounted to $207,649. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $52,603 for the year ended June 30, 1997.


6



ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1997, the distribution fee amounted to $255,667 of which $102,267 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1997, such payments by the Portfolio amounted to $132,129 of which $91,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997, the Portfolio had a capital loss carryforward of $29,592 of which $10,717 expires in 2000, $16,849 expires in 2002 and $2,026 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1997, capital paid-in aggregated $102,640,632. Transactions, all at $1.00 per share, were as follows:

                                                   YEAR ENDED       YEAR ENDED
                                                    JUNE 30,         JUNE 30,
                                                      1997             1996
                                                 -------------    -------------
Shares sold                                       454,599,210      358,252,167
Shares issued on reinvestments of dividends         2,779,714        2,415,694
Shares redeemed                                  (450,579,156)    (340,847,321)
Net increase                                        6,799,768       19,820,540


7



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                   YEAR ENDED JUNE 30,
                                               ----------------------------------------------------------
                                                   1997        1996        1995        1994        1993
                                               ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of year                $1.00       $1.00       $1.00       $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                          .027        .028        .028        .017        .020

LESS: DIVIDENDS
Dividends from net investment income              (.027)      (.028)      (.028)      (.017)      (.020)
Net asset value, end of year                      $1.00       $1.00       $1.00       $1.00       $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (b)                                  2.76%       2.88%       2.78%       1.71%       2.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)        $102,612     $95,812     $75,991     $57,314     $56,224
Ratio to net assets of:
  Expenses, net of waivers and reimbursements       .80%        .80%        .80%        .77%        .70%
  Expenses, before waivers and reimbursements      1.10%       1.15%       1.21%       1.21%       1.16%
  Net investment income (a)                        2.72%       2.84%       2.77%       1.69%       1.97%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

8



INDEPENDENT AUDITOR'S REPORT
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

We have audited the accompanying statement of net assets of the Connecticut Portfolio of Alliance Municipal Trust as of June 30, 1997 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Connecticut Portfolio of Alliance Municipal Trust as of June 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



McGladrey & Pullen, LLP
New York, New York
July 29, 1997


9



ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


10



ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 2 8 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ACTAR